Segment Information (Schedule of Net Sales by Geographical Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	$ 40,932	$ 54,074	$ 64,783
United States of America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	11,081	17,154	26,372
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	15,862	22,504	22,056
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	1,721	1,908	7,557
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	3,550	3,813	254
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	6,197	5,524	2,250
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	$ 2,521	$ 3,171	$ 6,294